Share-based payments - Summary of Changes on Fair Value Per Employee Stock Option Granted (Details) - Employee Stock Options	12 Months Ended
Dec. 31, 2022 $ / shares
May 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share price decrease 10%	$ (1.16)
Share price increase 10%	1.23
Volatility decrease 2%	(0.31)
Volatility increase 2%	0.31
Expected life decrease 6 months	(0.26)
Expected life increase 6 months	0.26
May 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share price decrease 10%	(0.26)
Share price increase 10%	0.27
Volatility decrease 2%	(0.06)
Volatility increase 2%	0.06
Expected life decrease 6 months	(0.06)
Expected life increase 6 months	0.05
November 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share price decrease 10%	(0.14)
Share price increase 10%	0.15
Volatility decrease 2%	(0.03)
Volatility increase 2%	0.03
Expected life decrease 6 months	(0.03)
Expected life increase 6 months	0.03
November 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share price decrease 10%	(0.68)
Share price increase 10%	0.73
Volatility decrease 2%	(0.18)
Volatility increase 2%	0.18
Expected life decrease 6 months	(0.14)
Expected life increase 6 months	$ 0.14